RELATED PARTY TRANSACTIONS - Due From And To Affiliates (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Due from Affiliates
Due from affiliates	$ 769	$ 886
Due to Affiliates
Due to affiliates	216	261
Affiliated Entity
Due from Affiliates
Receivables related to share and cash-based compensation	705	824
Other transactions with related parties	64	62
Due from affiliates	769	886
Due to Affiliates
Borrowings on short-term credit facility	206	256
Other transactions with related parties	10	5
Due to affiliates	$ 216	$ 261